Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Related-party transactions
Philips Group
Related-party transactions in millions of EUR

	2022	2023	2024
Sales of goods and services	111	106	89
Purchases of goods and services	46	42	50
Receivables from related parties	55	18	25
Payables to related parties	2	2	2